TAXES ON INCOME (Details Narrative) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)
Deferred tax rate	23.00%
Carryforward losses	$ 72	₪ 230	$ 49	₪ 177
ISRAEL
Corporate tax rate	23.00%